Rule 497(e)
Registration Nos. 333-143964 and 811-21944

First Trust Exchange-Traded Fund II

(the “Trust”)

First Trust Nasdaq Cybersecurity ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Prospectus

Dated december 2, 2025

 Notwithstanding anything to the contrary set forth in the Fund’s summary prospectus and prospectus, the seventh sentence of the third paragraph set forth in the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

No security may be weighted less than 0.10%.

Please Keep this Supplement for Future Reference